Inventories (Tables)	12 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventory
	As of March 31,
	2021	2022
	RMB	RMB
Raw materials	32,604	32,004
Work in progress	1,476	1,326
Finished goods	11,039	13,533
Total inventory, gross	45,119	46,863
Inventory reserve	(13,393)	(10,792)
Total inventory, net	31,726	36,071

Schedule of inventory reserve
	Year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of year	6,457	5,962	13,393
Additional charge (written off), net	(450)	7,589	(2,467)
Foreign currency translation difference	(45)	(158)	(134)
Balance at the end of year	5,962	13,393	10,792